Financial Risk Management	12 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT

NOTE 18 — FINANCIAL RISK MANAGEMENT

Risk management framework

The Group’s activities expose it to market risk, liquidity risk and credit risk. The management has the overall responsibility for the establishment and oversight of the Group’s risk management framework. This note 18 explains the sources of risk to which the Group is exposed and how the Group manages the risk and the related impact on the Group’s consolidated financial statements.

Credit risk

Credit risk is the risk that a counterparty fails to discharge its obligation to the Group. The Group’s exposure to credit risk is influenced mainly by cash and cash equivalents, trade receivables and financial assets.

Credit risk management

The Group assesses and manages credit risk based on internal credit rating system. Internal credit rating is performed for each class of financial instruments with different characteristics. The Group assigns the following credit ratings to each class of financial assets based on the assumptions, inputs, and factors specific to the class of financial assets.

The Group provides for expected credit loss based on the following:

Credit rating	Basis of categorization	Provision for expected credit loss
Low credit risk	Cash and cash equivalents, trade receivables, and other financial assets	12 month expected credit loss
Moderate credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or fully provided for

With respect of trade receivables, the Company recognizes a provision for lifetime expected credit losses.

Based on business environment in which the Group operates, a default on a financial asset is considered when the counterparty fails to make payments within the agreed time period as per the contract. Loss rates reflecting defaults are based on actual credit loss experience and consideration of differences between current and historical economic conditions.

Assets are written off when there is no reasonable expectation of recovery, such as a debtor declaring bankruptcy, or a litigation decision against the Group. The Group continues to engage with parties whose balances are written off and attempts to enforce repayment. Recoveries made are recognized in the consolidated statement of profit and loss and other comprehensive income.

Credit rating	Basis of categorization	As of 31 March 2025	As of 31 March 2024
Low credit risk	Cash and cash equivalents	$4,674,586	$246,377
Low credit risk	Other financial assets	$5,860,417	$4,222,957
Moderate credit risk	Trade receivables, net	$3,352,455	$3,682,302
Moderate credit risk	Other receivables	$—	$—

Cash and cash equivalents and bank deposits

Credit risk related to cash and cash equivalents and bank deposits is managed by only accepting highly rated banks and diversifying bank deposits and accounts in different banks across the country.

Trade receivables

Credit risk related to trade receivables are mitigated by taking bank guarantees or letters of credit, from customers where credit risk is high. The Group closely monitors the creditworthiness of the debtors through internal systems that are configured to define credit limits of customers, thereby, limiting the credit risk to pre-calculated amounts. The Group assesses increases in credit risk on an ongoing basis for amounts receivable that become past due and default is considered to have occurred when amounts receivable become two years past due. The trade receivable relates to our acquired subsidiary – Sri Sai.

Other financial assets measured at amortized cost

Other financial assets measured at amortized cost includes loans and advances to related parties and employees, security deposits and others. Credit risk related to these other financial assets is managed by monitoring the recoverability of such amounts continuously. The other financial assets (current asset) relates to advances for network acquisition.

Expected credit losses for financial assets other than trade receivables

The Group provides for expected credit losses on loans and advances other than trade receivables by assessing individual financial instruments for expectation of any credit losses. Since the Group deals with only high-rated banks and financial institutions, credit risk in respect of cash and cash equivalents, other bank balances and bank deposits is evaluated as very low. With respect to loans, comprising of security deposits, credit risk is considered low because the Group is in possession of the underlying asset. However, with respect to related parties, credit risk is evaluated based on credit worthiness of those parties and loss allowance is measured as lifetime expected credit losses. With respect to other financial assets, credit risk is evaluated based on the Group’s knowledge of the credit worthiness of those parties and loss allowance is measured as lifetime expected credit losses. The Group does not have any expected loss-based impairment recognized on such assets considering their low credit risk nature, though incurred loss provisions are disclosed under each sub-category of such financial assets.

Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2025
Cash and cash equivalents	$4,674,586	0%	—	$4,674,586
Other financial assets	$5,860,417	0%	—	$5,860,417

Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2024
Cash and cash equivalents	$246,377	0%	—	$246,377
Other financial assets	$4,222,957	0%	—	$4,222,957

Expected credit loss for trade receivables under simplified approach

The Group recognizes lifetime expected credit losses on trade and other receivables using a simplified approach, wherein the Group has defined percentage of provision by analyzing historical trend of default relevant to each category of customer based on the criteria defined above and such provision percentage determined have been considered to recognize lifetime expected credit losses on trade receivables (other than those where default criteria are met).

As at March 31, 2025

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Expected loss rate	0%	0%	0.04%	6.61%	50%
Estimated total gross carrying amount at default	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Lifetime ECL	—	—	175	14,286	99,272	113,732

As at March 31, 2024

Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	3,811,576	—	—	—	—	—
Expected loss rate	0%	0%	0.04%	6.61%	50%
Estimated total gross carrying amount at default	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Lifetime ECL	—	—	106	9,137	120,031	129,274

Movement of allowance for trade receivables

(USD) As at March 31, 2023	57,831
Acquired in business combination	—
Gain recognized/(reversed) during the year	72,698
Exchange gain	—
Amounts written off	(1,255)
As at March 31, 2024	$ 129,274
Gain recognized/(reversed) during the year	(15,541)
As at March 31, 2025	$1,13,732

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due. The Group manages its liquidity needs by carefully monitoring scheduled debt servicing payments for long-term financial liabilities as well as cash-outflows due in day-to-day business. Long-term liquidity needs for a 180-day and a 360-day lookout period are identified monthly.

Management monitors rolling forecasts of the liquidity position and cash and cash equivalents based on expected cash flows. The Group considers the liquidity of the market in which the entity operates.

Contractual maturities of financial liabilities

The tables below analyze the Group’s financial liabilities based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

As at March 31, 2025

Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2025
Borrowings	$396,206	—	—	—	$396,206
Trade payables	6,470,875	—	—	—	6,470,875
Other financial liabilities	268,643	—	—	—	268,643
Other current liabilities	6,127,340	—	—	—	6,127,340
Total	$13,263,064	$—	$—	$—	$13,263,064

As at March 31, 2024

Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2024
Borrowings	$1,728,190	—	—	—	$1,728,190
Trade payables	8,430,154	—	—	—	8,430,154
Other financial liabilities	243,655	—	—	—	243,655
Other current liabilities	3,413,025	—	—	—	3,413,025
Total	$13,815,024	$—	$—	$—	$13,815,024

Interest rate risk

The Group’s policy is to minimize interest rate cash flow risk exposures on long-term financing. As at March 31, 2025, the Group is exposed to changes in market interest rates through bank borrowings at variable interest rates. Other borrowings are at fixed interest rates. The other borrowings are from directors who are also shareholders. The borrowings from them are short term in the nature interest free and repayable on demand.